[INSERT LOGO] PFPC

                                                                December 4, 2006

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Office of Filings, Information and Consumer Services

RE:   Tweedy, Browne Fund Inc. (the "Trust")
      File Nos: 33-57724 and 811-7458

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Trust does not differ from that contained in Post-Effective Amendment No. 21 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on November 29, 2006 (Accession No. 0001145443-06-003555).

     Any comments on this filing should be directed to the undersigned at (617) 338-4418.


                                                      Very truly yours,

                                                      /s/ Emily Harris

                                                      Emily Harris
                                                      Regulatory Administration


cc: M. Gervase Rosenberger, Esq.
    Richard Prins, Esq.
    Teresa M. R. Hamlin, Esq.